Risks and Uncertainties (Details)	3 Months Ended				12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020
Unusual Risk or Uncertainty [Line Items]
Unusual Risks and Uncertainties
As the economic impact of the COVID-19 pandemic started to materialize in Indiana in the second half of March 2020 and continued for the duration of 2020, the COVID-19 pandemic primarily impacted our retail sales demand as shown by the changes in weather-normalized volumes of kWh sold compared to the weather-normalized volumes for the same periods in 2019:

Customer class	For the three months ended				For the year ended
	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020	December 31, 2020
Residential	1.6%	6.6%	3.9%	2.4%	3.4%
Small commercial and industrial	(1.8)%	(10.3)%	(4.2)%	(5.3)%	(5.2)%
Large commercial and industrial	(2.8)%	(11.0)%	(7.9)%	(5.7)%	(6.9)%

Subsidiaries [Member]
Unusual Risk or Uncertainty [Line Items]
Unusual Risks and Uncertainties
As the economic impact of the COVID-19 pandemic started to materialize in Indiana in the second half of March 2020 and continued for the duration of 2020, the COVID-19 pandemic primarily impacted our retail sales demand as shown by the changes in weather-normalized volumes of kWh sold compared to the weather-normalized volumes for the same periods in 2019:

Customer class	For the three months ended				For the year ended
	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020	December 31, 2020
Residential	1.6%	6.6%	3.9%	2.4%	3.4%
Small commercial and industrial	(1.8)%	(10.3)%	(4.2)%	(5.3)%	(5.2)%
Large commercial and industrial	(2.8)%	(11.0)%	(7.9)%	(5.7)%	(6.9)%

Residential
Unusual Risk or Uncertainty [Line Items]
Percentage Increase/Decrease in weather-normalized volumes of kWh sold	2.40%	3.90%	6.60%	1.60%	3.40%
Residential | Subsidiaries [Member]
Unusual Risk or Uncertainty [Line Items]
Percentage Increase/Decrease in weather-normalized volumes of kWh sold	2.40%	3.90%	6.60%	1.60%	3.40%
Small Commercial and Industrial
Unusual Risk or Uncertainty [Line Items]
Percentage Increase/Decrease in weather-normalized volumes of kWh sold	(5.30%)	(4.20%)	(10.30%)	(1.80%)	(5.20%)
Small Commercial and Industrial | Subsidiaries [Member]
Unusual Risk or Uncertainty [Line Items]
Percentage Increase/Decrease in weather-normalized volumes of kWh sold	(5.30%)	(4.20%)	(10.30%)	(1.80%)	(5.20%)
Large Commercial and Industrial
Unusual Risk or Uncertainty [Line Items]
Percentage Increase/Decrease in weather-normalized volumes of kWh sold	(5.70%)	(7.90%)	(11.00%)	(2.80%)	(6.90%)
Large Commercial and Industrial | Subsidiaries [Member]
Unusual Risk or Uncertainty [Line Items]
Percentage Increase/Decrease in weather-normalized volumes of kWh sold	(5.70%)	(7.90%)	(11.00%)	(2.80%)	(6.90%)